Reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Assets Arising From Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2019	2018
Life insurance general account	19,046	18,712
Life insurance for account of policyholders	-	2
Non-life insurance	1,376	1,356
Investment contracts	412	437
At December 31	20,835	20,507

Summary of Reinsurance Assets Relating to Life Insurance

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance
At January 1, 2019	18,712	2	18,714
Gross premium and deposits – existing and new business	2,170	-	2,170
Unwind of discount / interest credited	887	-	887
Insurance liabilities released	(3,028)	-	(3,028)
Fund charges released	(85)	-	(85)
Changes to valuation of expected future benefits	(16)	-	(16)
Net exchange differences	369	-	369
Disposal of a business	-	(2)	(2)
Transfer to/from insurance contracts	22	-	22

Other movements	16	-	16
At December 31, 2019	19,046	-	19,046

At January 1, 2018	17,419	2	17,421
Gross premium and deposits – existing and new business	2,038	3	2,041
Unwind of discount / interest credited	860	-	860
Insurance liabilities released	(2,518)	(3)	(2,521)
Fund charges released	(82)	-	(82)
Changes to valuation of expected future benefits	109	-	109
Policy transfers	25	-	25
Net exchange differences	858	-	858

Other movements	2	-	2
At December 31, 2018	18,712	2	18,714

Summary of Reinsurance Assets Relating to Non-life Insurance

Movements during the year in reinsurance assets relating to non-life insurance:	2019	2018
At January 1	1,356	1,327
Gross premium and deposits – existing and new business	99	84
Unwind of discount / interest credited	88	84
Insurance liabilities released	(127)	(123)
Changes in unearned premiums	(30)	(28)
Incurred related to current year	80	77
Incurred related to prior years	56	36
Release for claims settled current year	(23)	(18)
Release for claims settled prior years	(124)	(130)
Change in IBNR	(19)	12
Shadow accounting adjustment	-	(24)
Net exchange differences	25	65

Other movements	(4)	(8)
At December 31	1,376	1,356

Assets Arising from Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2019	2018
Normal course of business	7,101	6,900

Exit of a business	13,734	13,606
At December 31	20,835	20,507